Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2019
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Schedule of Property, Plant and Equipment, Net
As of September 30, 2019 and December 31, 2018, Company’s property, plant and equipment, net are as follows:

	September 30, 2019		December 31, 2018
Land	Ps.	5,272	Ps.	5,575
Buildings		14,112		14,361
Machinery and equipment		20,520		21,496
Refrigeration equipment		9,445		9,757
Returnable bottles		5,783		6,043
Investments in fixed assets in progress		3,584		4,131
Leasehold improvements		373		203
Others		316		376

	Ps.	59,405	Ps.	61,942